As filed with the Securities and Exchange Commission on August 5, 2014

Securities Act Registration No. 333-185734

Investment Company Act Registration No. 811-22785

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 11	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No.13	☒

(Check appropriate box or boxes.)

REALTY CAPITAL INCOME FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

405 Park Avenue

15th Floor

New York, NY 10022

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 415-6500

John H. Grady

President

National Fund Advisors, LLC

405 Park Avenue

15th Floor

New York, NY 10022

James A. Tanaka

General Counsel

RCS Capital

405 Park Avenue

15th Floor

New York, NY 10022

(Name and Address of Agent for Service)

With a Copy to:

Steven B. Boehm

Sutherland Asbill & Brennan LLP

700 Sixth Street, NW, Suite 700

Washington, D.C. 20001

Approximate date of proposed public offering:  As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on this 5th day of August, 2014.

REALTY CAPITAL INCOME FUNDS TRUST

*By: /s/ Nicholas S. Schorsch

Name: Nicholas S. Schorsch

Title: Trustee, Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE
*By: /s/ Nicholas S. Schorsch Name: Nicholas S. Schorsch	Trustee, Chairman and Chief Executive Officer	August 5, 2014
*By: /s/ Robert H. Burns Name: Robert H. Burns	Trustee	August 5, 2014
*By: /s/ Robert J. Froehlich Name: Robert J. Froehlich	Trustee	August 5, 2014
*By: /s/ Leslie D. Michelson Name: Leslie D. Michelson	Trustee	August 5, 2014

By: /s/ Gerard Scarpati Name: Gerard Scarpati	Treasurer and Chief Financial Officer	August 5, 2014

By: /s/ John H. Grady	August 5, 2014

*Name: John H. Grady

Attorney-in-fact pursuant to Power

of Attorney

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase